Note 17 - Guarantor Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Senior Notes	$ 500	$ 500